ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
1 1 .	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2016	2017
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739

	80,638	80,638
Accumulated amortization	(55,709)	(61,862)
Impairment provision	(3,037)	(3,037)

Acquired intangible assets, net	21,892	15,739

Amortization expenses for the years ended September 30, 2015, 2016 and 2017 were RMB
7,670
, RMB
6,637
and RMB 6,153, respectively. No impairment provision has been charged for the years ended September 30, 2015, 2016 and 2017.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2018	3,719
2019	2,034
2020	1,058
2021	1,032
2022	995

Total	8,838

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of
5
years and are charged to general and administrative expenses.